Restatement of Previously Issued Financial Statements - Restatement of Cash Flows (Details Narrative) (USD $) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (1,557,796)	$ (1,566,232)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	99,635	49,817
Imputed interest	27,519	17,518
Stock-based compensation	$ 167,003	$ 129,432
Common stock issued for services	278,803	220,250
Change in current assets and liabilities:
Accounts receivable	$ 38,774	$ (74,277)
Inventory	3,447	(2,667)
Prepaid expenses and other assets	(6,069)	(9,681)
Accounts payable	(12,374)	76,110
Accrued expenses	193,891	25
Due to related parties	(6,532)	(214,092)
Deferred income	(15,697)	(15,503)
Net cash used in operating activities	(821,304)	(1,389,300)
INVESTING ACTIVITIES:
Payment for intangible assets	(1,575)	(450)
Increase in restricted cash	99,900	(99,900)
Net cash provided by (used in) investing activities	98,325	(100,350)
FINANCING ACTIVITIES:
Proceeds from sale of common stock	304,500	1,500,000
Net cash provided by financing activities	722,568	1,500,000
NET INCREASE (DECREASE) IN CASH	(411)	10,350
CASH, BEGINNING OF PERIOD	14,797	4,447
CASH, END OF PERIOD	14,386	14,797
As Stated Member
OPERATING ACTIVITIES:
Net loss		(1,498,897)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization
Imputed interest
Stock-based compensation		$ 129,432
Common stock issued for services		220,250
Change in current assets and liabilities:
Accounts receivable		$ (74,277)
Inventory		(2,667)
Prepaid expenses and other assets		(9,681)
Accounts payable		76,110
Accrued expenses		25
Due to related parties		(214,092)
Deferred income		(15,503)
Net cash used in operating activities		(1,389,300)
INVESTING ACTIVITIES:
Payment for intangible assets		(450)
Increase in restricted cash		(99,900)
Net cash provided by (used in) investing activities		(100,350)
FINANCING ACTIVITIES:
Proceeds from sale of common stock		1,500,000
Net cash provided by financing activities		1,500,000
NET INCREASE (DECREASE) IN CASH		10,350
CASH, BEGINNING OF PERIOD	14,797	4,447
CASH, END OF PERIOD		14,797
Adjustment Member
OPERATING ACTIVITIES:
Net loss		(67,335)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		49,817
Imputed interest		17,518
Stock-based compensation
Common stock issued for services
Change in current assets and liabilities:
Accounts receivable
Inventory
Prepaid expenses and other assets
Accounts payable
Accrued expenses
Due to related parties
Deferred income
Net cash used in operating activities
INVESTING ACTIVITIES:
Payment for intangible assets
Increase in restricted cash
Net cash provided by (used in) investing activities
FINANCING ACTIVITIES:
Proceeds from sale of common stock
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
As Restated Member
OPERATING ACTIVITIES:
Net loss		(1,566,232)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		49,817
Imputed interest		17,518
Stock-based compensation		$ 129,432
Common stock issued for services		220,250
Change in current assets and liabilities:
Accounts receivable		$ (74,277)
Inventory		(2,667)
Prepaid expenses and other assets		(9,681)
Accounts payable		76,110
Accrued expenses		25
Due to related parties		(214,092)
Deferred income		(15,503)
Net cash used in operating activities		(1,389,300)
INVESTING ACTIVITIES:
Payment for intangible assets		(450)
Increase in restricted cash		(99,900)
Net cash provided by (used in) investing activities		(100,350)
FINANCING ACTIVITIES:
Proceeds from sale of common stock		1,500,000
Net cash provided by financing activities		1,500,000
NET INCREASE (DECREASE) IN CASH		10,350
CASH, BEGINNING OF PERIOD	$ 14,797	4,447
CASH, END OF PERIOD		$ 14,797